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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2009
                                      FOR
                            DIRECTOR LIFE (SERIES I)
                           DIRECTOR LIFE (SERIES II)

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2008. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2008)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.32%              1.02%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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                       UNDERLYING FUND FEES AND EXPENSES
   (EXPRESSED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS FOR THE YEAR ENDED
                               DECEMBER 31, 2008)

                                                    DISTRIBUTION
                                                       AND/OR
                                                       SERVICE                             ACQUIRED FUND
                                   MANAGEMENT          (12B-1)            OTHER              FEES AND
UNDERLYING FUND:                      FEE               FEES*            EXPENSES            EXPENSES
-----------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II,
 INC.
 Hartford U.S. Government             0.450%              N/A              0.010%                N/A
  Securities HLS Fund --
  Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund           0.600%              N/A              0.030%                N/A
  --Class IA
 Hartford Capital                     0.630%              N/A              0.040%                N/A
  Appreciation HLS Fund --
  Class IA
 Hartford Disciplined Equity          0.680%              N/A              0.030%                N/A
  HLS Fund -- Class IA
 Hartford Dividend and Growth         0.640%              N/A              0.030%                N/A
  HLS Fund -- Class IA
 Hartford Global Advisers HLS         0.760%              N/A              0.050%                N/A
  Fund -- Class IA
 Hartford Global Equity HLS           0.950%              N/A              0.070%                N/A
  Fund -- Class IA
 Hartford Global Growth HLS           0.710%              N/A              0.040%                N/A
  Fund -- Class IA
 Hartford Global Health HLS           0.840%              N/A              0.040%                N/A
  Fund -- Class IA
 Hartford High Yield HLS Fund         0.700%              N/A              0.040%                N/A
  --Class IA
 Hartford Index HLS Fund --           0.300%              N/A              0.020%                N/A
  Class IA
 Hartford International               0.670%              N/A              0.040%                N/A
  Opportunities HLS Fund --
  Class IA
 Hartford MidCap HLS Fund --          0.660%              N/A              0.030%                N/A
  Class IA
 Hartford Money Market HLS            0.400%              N/A              0.040%                N/A
  Fund -- Class IA
 Hartford Small Company HLS           0.680%              N/A              0.030%                N/A
  Fund -- Class IA
 Hartford Stock HLS Fund --           0.460%              N/A              0.030%                N/A
  Class IA
 Hartford Total Return Bond           0.460%              N/A              0.030%                N/A
  HLS Fund -- Class IA

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER          NET TOTAL
                                     ANNUAL              AND/OR              ANNUAL
                                   OPERATING            EXPENSE            OPERATING
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
HARTFORD HLS SERIES FUND II,
 INC.
 Hartford U.S. Government             0.460%                 N/A              0.460%
  Securities HLS Fund --
  Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund           0.630%                 N/A              0.630%
  --Class IA
 Hartford Capital                     0.670%                 N/A              0.670%
  Appreciation HLS Fund --
  Class IA
 Hartford Disciplined Equity          0.710%                 N/A              0.710%
  HLS Fund -- Class IA
 Hartford Dividend and Growth         0.670%                 N/A              0.670%
  HLS Fund -- Class IA
 Hartford Global Advisers HLS         0.810%                 N/A              0.810%
  Fund -- Class IA
 Hartford Global Equity HLS           1.020%              0.100%              0.920%  (1)
  Fund -- Class IA
 Hartford Global Growth HLS           0.750%                 N/A              0.750%
  Fund -- Class IA
 Hartford Global Health HLS           0.880%                 N/A              0.880%
  Fund -- Class IA
 Hartford High Yield HLS Fund         0.740%                 N/A              0.740%
  --Class IA
 Hartford Index HLS Fund --           0.320%                 N/A              0.320%
  Class IA
 Hartford International               0.710%                 N/A              0.710%
  Opportunities HLS Fund --
  Class IA
 Hartford MidCap HLS Fund --          0.690%                 N/A              0.690%
  Class IA
 Hartford Money Market HLS            0.440%                 N/A              0.440%
  Fund -- Class IA
 Hartford Small Company HLS           0.710%                 N/A              0.710%
  Fund -- Class IA
 Hartford Stock HLS Fund --           0.490%                 N/A              0.490%
  Class IA
 Hartford Total Return Bond           0.490%                 N/A              0.490%
  HLS Fund -- Class IA

NOTES

(1) Effective August 25, 2008 HL Advisors contractually agreed to waive a portion of its management fees until May 1, 2010. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.85% and the total annual operating expenses are 0.92%.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford U.S. Government Securities     Maximize total return with a high level of   Hartford Investment Financial Services,
  HLS Fund -- Class IA                   current income consistent with prudent       LLC.
                                         investment risk                              Sub-advised by Hartford Investment
                                                                                      Management Company
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA  Maximum long-term total return               Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Growth of capital                            Hartford Investment Financial Services,
  -- Class IA+                                                                        LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund    Growth of capital                            Hartford Investment Financial Services,
  -- Class IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   High level of current income consistent      Hartford Investment Financial Services,
  -- Class IA                            with growth of capital                       LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Advisers HLS Fund --    Maximum long-term total rate of return       Hartford Investment Financial Services,
  Class IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Equity HLS Fund --      Seeks long term capital appreciation         Hartford Investment Financial Services,
  Class IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund --      Growth of capital                            Hartford Investment Financial Services,
  Class IA (1)                                                                        LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Health HLS Fund --      Seeks long-term capital appreciation         Hartford Investment Financial Services,
  Class IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class   High current income with growth of capital   Hartford Investment Financial Services,
  IA                                     as a secondary objective                     LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Index HLS Fund -- Class IA     Seeks to provide investment results which    Hartford Investment Financial Services,
                                         approximate the price and yield performance  LLC.
                                         of publicly traded common stocks in the      Sub-advised by Hartford Investment
                                         aggregate                                    Management Company
 Hartford International Opportunities    Long-term capital growth                     Hartford Investment Financial Services,
  HLS Fund -- Class IA                                                                LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap HLS Fund -- Class IA++  Long-term capital growth                     Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund --       Maximum current income consistent with       Hartford Investment Financial Services,
  Class IA                               liquidity and preservation of capital        LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund --      Growth of capital                            Hartford Investment Financial Services,
  Class IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 Hartford Stock HLS Fund -- Class IA     Long-term growth of capital                  Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --  Competitive total return, with income as a   Hartford Investment Financial Services,
  Class IA                               secondary objective                          LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company

+ Closed to all premium payments and transfers of account value for all policies issued on or after 5/2/2005
++ Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/2003

NOTES

(1)  Formerly Hartford Global Leaders HLS Fund -- Class IA

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of ABOUT US in the prospectus:

For the fiscal year ended December 31, 2008, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,688,229 (excluding indirect benefits received by offering HLS Funds as investment options).

3. ADDITIONAL PAYMENTS

The following updates, "Additional Payment" section of HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2008, Hartford and its affiliates paid approximately $14.5 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2008, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $3.9 million in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

4. POLICY LIMITATIONS

The following amends the "Policy Limitations" section of YOUR POLICY in the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

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5. SETTLEMENT OPTIONS

The following amends the "Settlement Options" section of YOUR POLICY in the prospectus:

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.

SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely less than the amount of interest we credit and Hartford is making a profit from the difference.

Refer to your Policy or Contact Us to information about additional settlement options.

6. HOW TO SEND PREMIUM PAYMENTS

The following updates the "Allocation of Premium" section of PREMIUMS in the prospectus:

Mail

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Team at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

Wire

You may also arrange to pay your premium by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

7. LEGAL PROCEEDINGS

The following amends the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

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